Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates [Policy Text Block]

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic and Political Risks [Policy Text Block]

(c) Economic and Political Risks

The majority of the Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents [Policy Text Block]

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents (Level 1). No cash equivalents as of 12/31/2014.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2014 and 2013, approximately $11.19 million and $11.08 million of cash, respectively was held in bank accounts in the PRC.

Restricted Cash [Policy Text Block]

(e) Restricted Cash

Restricted cash as of December 31, 2014 and 2013 consists of security deposits in bank accounts in the PRC that serve as collateral for the Company’s revolving working capital facility, which are included in short-term loans, bills payable, as well as letter of credit facilities.

Accounts Receivable, Bills Receivable and Concentration of Risk [Policy Text Block]

(f) Accounts Receivable, Bills Receivable and Concentration of Risk

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable. If there are any indicators that a customer may not make payment, we may consider making provision for non-collectability for that particular customer. At the same time, we may cease further sales or services to such customer. The following are some of the factors that we consider in determining whether to discontinue sales or record an allowance:

  the customer fails to comply with its payment schedule;
  the customer is in serious financial difficulty;
  a significant dispute with the customer has occurred regarding job progress or other matters;
  the customer breaches any of the contractual obligations;
  the customer appears to be financially distressed due to economic or legal factors;
  the business between the customer and the Company is not active; and
  other objective evidence indicates non-collectability of the accounts receivable.

We consider the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

  the customer’s past payment history;
  the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;
  macroeconomic conditions that may affect a customer’s ability to pay; and
  the relative importance of the customer relationship to our business.

Bills receivable represent bank undertakings that essentially guarantee payment of amounts thereunder. The undertakings are provided by banks upon receipt of collateral deposits from the Company’s customers or debtors. Bills receivable can be sold at a discount before maturity, which is typically within three months.

The Company’s top five customers accounted for 31% of accounts receivable as of December 31, 2014, of which no single customer accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 14% of accounts receivable as of December 31, 2013, of which no single customer accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2014, 2013 and 2012, the Company’s top five customers accounted for 15%,16% and 17% of revenue respectively, and no single customer accounted for 10% or more of total revenue. The allowance for doubtful accounts at December 31, 2014 and 2013, totaled $8.83 million and $60.70 million respectively, representing management’s best estimate.

Accounts receivable as at December 31, 2014 and 2013 are as follows:

	December 31,	December 31,
	2014	2013
Accounts Receivable	$32,641,851	$83,414,977
Bad Debt Provision	(8,828,173)	(60,698,679)
Accounts Receivable – Net	$23,813,678	$22,716,298

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2014 and 2013:

Balance at January 1, 2013	$29,517,614
Increase in allowance for doubtful accounts	65,499,431
Amounts written off as uncollectible	(35,234,491)
Amounts recovered during the year	(399,309)
Foreign exchange difference	1,315,434
Balance at December 31, 2013	$60,698,679
Increase in allowance for doubtful accounts	9,756,807
Amounts written off as uncollectible	(59,208,806)
Amounts recovered during the year	(1,907,171)
Foreign exchange difference	(511,336)
Balance at December 31, 2014	$8,828,173

Advances to Suppliers [Policy Text Block]	(g) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers [Policy Text Block]	(h) Advances from Customers Advances from customers represent cash received from customers as advance payments for the purchase of the Company’s products.
Fair Value of Financial Instruments and Fair Value Measurement [Policy Text Block]

i) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities. The carrying amount of long-term debt approximates fair value because of its variable interest rate. The fair value of the amounts due from (to) related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2014 and 2013, goodwill, property, plant and equipment, and purchased software were measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment on certain assets. Refer to Notes 6 and Note 11 for impairment detail.

Inventories [Policy Text Block]

(j) Inventories

Inventories are valued at the lower of cost or market price. Market price is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

For the years ended December 31, 2014, 2013 and 2012, approximately 22%, 26% and 36%, respectively of total inventory purchases were from five unrelated suppliers and no supplier accounted for greater than 10% of total inventory purchases in 2014 or 2013. Two suppliers accounted for 23% of total inventory purchases in 2012 and no other suppliers accounted for greater than 10% of total inventory purchases.

Long-term Investments [Policy Text Block]

(k) Long-term Investments

Long-term investments (level 3) are carried at cost. If a decline in the fair value of a cost method investment is determined to be other than temporary, an impairment charge is recorded and the fair value becomes the new cost basis of the investment. Management evaluates all cost method investments for impairment; however, the fair value of the cost method investments is not required to be determined unless impairment indicators are present. When impairment indicators exist, discounted cash flow analyses are generally used to estimate the fair value.

Property, plant and equipment [Policy Text Block]

(l) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ an estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	3-10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Land use rights [Policy Text Block]

(m) Land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangements and are stated at cost less accumulated amortization and any recognized impairment loss. The cost of the land use right is amortized on a straight-line basis over the beneficial period of 46 years.

Intangible assets [Policy Text Block]

(n) Intangible assets

Intangible assets represent technology and customer base intangible assets acquired in connection with business acquisitions, and software development costs capitalized by the Company’s subsidiaries.

Intangible assets are amortized using the straight-line method over the following estimated useful lives:

Software development costs	2-5 years
Technology	5 years
Trademarks	20 years
Customer base	2 years

Goodwill [Policy Text Block]

(o) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.

Long-Lived Assets [Policy Text Block]

(p) Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their net undiscounted future cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Revenue Recognition [Policy Text Block]

(q) Revenue Recognition

The Company generates its revenues primarily from three sources, (1) hardware sales, (2) software license and software sales, and (3) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”).

Hardware

Hardware revenues are generated primarily from the sale of display technology products and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. In November 2014, the Company began outsourcing production of hardware to its OEM partners. The Company also shifted to its OEM partners after-sale support of hardware products sold to its private-sector customers. For hardware products sold to the Company’s public sector customers, the Company remains responsible for providing after-sale support due to contractual requirements specific to the public sector. Hardware sales are classified on the “Revenue-hardware” line on the Company’s consolidated statement of loss.

Software license

Starting in the fourth quarter of 2014, the Company began to generate software license revenues from upfront software license sales in the private sector and from fixed-price software contracts in the public sector. The basis for the Company’s software license revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605,

Software-Revenue Recognition.

In the private sector, the Company’s customers pay an upfront software license fee for the right of using the Company’s proprietary Cloud-Application-Terminal platform. For software license arrangements that do not require significant modification or customization of the underlying software, the Company recognizes software license revenues when: (1)the Company enters into a legally binding arrangement with a customer for the license of software; (2)the Company delivers the products; (3) the sale price is fixed or determinable and free of contingencies or significant uncertainties; and (4) collection is probable. Revenues from software license contracts are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss.

When the Company’s private sector customers purchase software licenses, they also pay a monthly maintenance service fee to access the Company’s continued software updates and support. Such software maintenance fees are recognized ratably during contract terms and are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss. An increasing number of the Company’s customers in the private sector are choosing to subscribe to the Company’s Cloud-Application-Terminal platform as a service instead of paying upfront license fees. Consequently the Company generates software-as-a-service (SaaS) revenues selling its Cloud-based Technology platform as a monthly subscription service. The Company’s SaaS revenues are generally recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied. Customers typically subscribe to SaaS offerings on a three-to-five-year basis and in return obtain access to the Company’s display terminals deployed on their premises and to the Company’s cloud-based software hosted on their server via the Internet. Although the duration of some of the Company’s SaaS contracts are longer than 75% of the economic life of the hardware equipment, because in the PRC payment collection beyond any three-year term is highly uncertain, the Company has chosen to recognize its SaaS revenues ratably over the contract term. Revenues from SaaS contracts are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss.

Software sales

In the public sector, customers pay the Company a fixed price to design and develop software products specifically customized for their needs. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software, and accordingly revenue is recognized using the percentage of completion method of accounting in accordance with FASB ASC 605-35. The percentage of completion for each contract is estimated based on the ratio of direct labor hours incurred to total estimated direct labor hours. Revenues from software development contracts do not include either hardware or system integration, and are classified on the “Revenue-Software” line on the Company’s consolidated statement of loss.

System integration services

System integration revenues are generated from fixed-price contracts which combine both customized software development and integration, and non-customized hardware. System integration projects usually include the purchase of hardware, developing software, and integrating various systems into one, and testing the system. Accordingly, system integration revenues contain multiple deliverables consisting of two separate units of account (1) software development and integration, and (2) hardware, both of which are clearly outlined in contracts executed with customers. Revenue from the software element is recognized using the percentage of completion method of accounting outlined above under software development contracts. Revenue from the hardware element is recognized when all four revenue recognition criteria are met, as outlined above under hardware revenues, which generally occurs upon customer acceptance. The hardware component of system integration projects consists of standard products and requires only minor modification and an insignificant amount of labor to meet customers’ needs. Collectively, revenues from system integration projects are recognized using percentage of completion based on the ratio of costs incurred to total estimated costs, and are classified on the “Revenue-System Integration” line on the Company’s consolidated statement of loss.

The Company accounts for system integration projects in accordance with FASB ASC 605-25. To determine the selling price of each unit of account included within the system integration contracts, the Company uses vendor-specific objective evidence (VSOE) for the software component, and third-party evidence for the hardware component. In addition, the Company provides post contract support (PCS), which includes telephone technical support that is not essential to the functionality of the software or hardware elements. Although VSOE does not exist for PCS, because (1) the PCS fees are included in the total contract amount, (2) the PCS service period is for less than one year, (3) the estimated cost of providing PCS is not significant, and (4) unspecified upgrades enhancements offered are minimal and infrequent; the Company recognizes PCS revenue after delivery and customer acceptance.

Contract periods are usually less than six months, and typical contract periods for PCS are 12 months.

Customers are billed in accordance with contract terms, which typically require partial payment at the signing of the contract, partial payment at delivery and customer acceptance dates, with the remainder due within a stated period of time not exceeding 12 months. Occasionally, the Company enters into contracts which allow a percentage (generally 5%) of the total contract price to be paid one to three years after completion of a system integration project. Revenues on these extended payments are recognized upon completion of the terms specified in the contract and when collectability is reasonably assured.

No rights of return are allowed except for non-conforming products, which have been insignificant based on historical experiences. If non-conforming products are returned due to software issues, the Company will provide upgrades or additional customization to suit customers’ needs. In cases where non-conformity is a result of integrated hardware, the Company returns the hardware to the original vendor for replacement.

Changes in estimates for revenues, costs and profits are recognized in the period in which they are determinable. When the Company’s estimates indicate that the entire contract will be performed at a loss, a provision for the entire loss is recorded in the current accounting period.

Treasury Stock [Policy Text Block]

(r) Treasury Shares

The Company repurchases its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in equity. During the years ended December 31, 2014, 2013 and 2012, the Company repurchased total of 76,368, 641,080 and 223,604 ordinary shares, respectively.

Stock-based compensation [Policy Text Block]

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

During the years ended December 31, 2014, 2013 and 2012, the Company recognized approximately $82,000, $6.9 million and $0 million, respectively of compensation expense.

Foreign Currency Translation [Policy Text Block]

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive loss, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2014	2013
Year end exchange rate	6.1387	6.1087
Average yearly exchange rate	6.1425	6.1881

The average yearly exchange rate adopted for the year ended December 31, 2012 was 6.3052.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Subsidy Income [Policy Text Block]

(u) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in fields designated by the government as new and highly innovative. We have no continuing obligation under the subsidy provision.

Income Taxes [Policy Text Block]

(v) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Segment reporting [Policy Text Block]

(w) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments (which were renamed in 2014 in connection with our transition to software company):

(a)

Cloud-based Technology (CBT) segment — The CBT segment is the Company’s current and future focus for corporate development. It includes the Company’s cloud-based products and services sold to private sectors including new media, healthcare, professional training, and residential community management. In this segment, the Company generates revenues from the sales of hardware and total solutions of hardware integrated hardware with proprietary software and content. Starting in the fourth quarter of 2014, the Company also generated additional revenue from monthly software licensing and Software-as-a Service (SaaS) fees.

(b)

Traditional Information Technology (TIT) segment —The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS).In this segment, the Company generates revenues from sales of software and system integration services.

Sales, use and other value added tax [Policy Text Block]	(x) Sales, use and other value-added taxes Revenue is recorded net of applicable sales, use and value-added taxes.
Recent Accounting Pronouncements [Policy Text Block]

(y) Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, “Compensation – Stock Compensation (Topic 718).” ASU 2014-12 addresses accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. ASU 2014-12 indicates that, in such situations, the performance target should be treated as a performance condition and, accordingly, the performance target should not be reflected in estimating the grant-date fair value of the award. Instead, compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. ASU 2014-12 is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company does not expect the adoption of ASU 2014-12 to have a material effect on the consolidated financial statements.

In August 2014, the FASB issued new guidance which requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the financial statements are available to be issued when applicable), and to provide related footnote disclosures in certain circumstances. The new standard is effective for annual periods ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The Company has not yet adopted this guidance and is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.